American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
November 30, 2025

Avantis International Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 6.1%
Ampol Ltd.	69,570	1,403,142
ANZ Group Holdings Ltd.	246,047	5,582,258
Aurizon Holdings Ltd.	448,803	1,052,535
Bendigo & Adelaide Bank Ltd.	1,788	11,995
BHP Group Ltd., ADR	181,749	9,947,123
BlueScope Steel Ltd.(1)	1,188	18,924
Brambles Ltd.	234,133	3,689,794
Challenger Ltd.	191,166	1,111,829
Coles Group Ltd.	214,811	3,140,130
Dyno Nobel Ltd.	14,650	32,742
Endeavour Group Ltd.	332,016	805,037
Evolution Mining Ltd.	510,424	3,974,300
Fortescue Ltd.	201,332	2,829,636
Genesis Minerals Ltd.(2)	289,761	1,265,106
James Hardie Industries PLC(2)	822	16,259
Mineral Resources Ltd.(1)(2)	59,404	1,915,015
New Hope Corp. Ltd.(1)	21,920	54,894
Northern Star Resources Ltd.	201,265	3,618,802
Perseus Mining Ltd.	451,224	1,670,221
Qantas Airways Ltd.	141,190	924,102
QBE Insurance Group Ltd.	240,293	3,030,364
Ramelius Resources Ltd.	323,717	775,701
Rio Tinto Ltd.	29,050	2,519,992
Sandfire Resources Ltd.(2)	22,416	231,543
Santos Ltd.(1)	745,258	3,145,464
South32 Ltd.	107,945	228,730
Telstra Group Ltd.	595,148	1,919,010
Treasury Wine Estates Ltd.(1)	24,151	92,094
Whitehaven Coal Ltd.(1)	326,415	1,483,769
Woodside Energy Group Ltd.(1)	23,712	387,827
Woodside Energy Group Ltd., ADR(1)	10,782	176,393
Woolworths Group Ltd.(1)	41,478	796,829
Yancoal Australia Ltd.(1)	160,520	572,715
		58,424,275
Austria — 0.4%
ANDRITZ AG	128	9,253
CPI Europe AG(2)	3,555	64,595
OMV AG	16,849	932,275
Raiffeisen Bank International AG	19,413	788,876
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,180	239,774
voestalpine AG	25,341	1,095,053
Wienerberger AG	10,518	360,885
		3,490,711
Belgium — 0.8%
Ackermans & van Haaren NV	2,059	526,809
Ageas SA	1,095	74,814
Bekaert SA	65	2,786
Colruyt Group NV	6,285	241,505
D'ieteren Group	1,053	183,400

KBC Ancora	434	36,189
KBC Group NV	19,680	2,422,653
Melexis NV(1)	807	49,708
Proximus SADP	659	5,675
Solvay SA(1)	13,931	444,284
Syensqo SA(1)	15,069	1,230,138
UCB SA	9,105	2,544,973
Umicore SA	349	6,140
		7,769,074
Canada — 12.6%
Agnico Eagle Mines Ltd.	42,283	7,376,416
Alamos Gold, Inc., Class A	88,566	3,343,763
Alimentation Couche-Tard, Inc.	556	30,369
ARC Resources Ltd.	142,691	2,553,724
Aritzia, Inc.(2)	16,775	1,326,443
B2Gold Corp.	424,042	1,969,325
Bank of Montreal	606	76,716
Bank of Nova Scotia	88,285	6,124,261
Barrick Mining Corp.	208,864	8,732,995
BCE, Inc.	6,179	145,560
Brookfield Wealth Solutions Ltd.(2)	2,442	115,525
Canadian Imperial Bank of Commerce	82,761	7,155,899
Canadian National Railway Co.	39,881	3,819,295
Canadian Natural Resources Ltd.	212,169	7,179,843
Canadian Tire Corp. Ltd., Class A	10,495	1,276,869
Capital Power Corp.	39,388	1,728,624
Capstone Copper Corp.(2)	3,170	28,151
Cenovus Energy, Inc.	278,891	4,975,314
Element Fleet Management Corp.	75,817	2,019,870
Empire Co. Ltd., Class A	28,722	1,057,460
Equinox Gold Corp.(2)	4,650	65,086
Finning International, Inc.	1,184	63,341
First Quantum Minerals Ltd.(2)	50,812	1,157,719
iA Financial Corp., Inc.	19,945	2,355,806
Imperial Oil Ltd.	21,120	2,111,320
Keyera Corp.	58,487	1,889,648
Kinross Gold Corp.	261,463	7,368,001
Loblaw Cos. Ltd.	52,248	2,318,062
Lundin Gold, Inc.	25,866	2,179,855
Lundin Mining Corp.	202,645	3,786,226
Magna International, Inc.	60,133	2,942,857
Nutrien Ltd.	71,534	4,161,662
Onex Corp.	8	637
Pan American Silver Corp.	86,155	3,905,011
Royal Bank of Canada	72,584	11,226,381
South Bow Corp.	1,209	33,248
Suncor Energy, Inc.	172,180	7,742,525
Toromont Industries Ltd.	898	105,007
Tourmaline Oil Corp.	63,630	2,928,678
Whitecap Resources, Inc.	322,164	2,694,978
		120,072,470
Denmark — 0.6%
AP Moller - Maersk AS, A Shares	77	154,459
AP Moller - Maersk AS, B Shares	104	208,109
Danske Bank AS	14,762	678,049

Genmab AS, ADR(2)	20,441	661,471
H Lundbeck AS	16,380	113,158
Jyske Bank AS	2,293	283,881
NKT AS(2)	2,590	311,710
Novo Nordisk AS, ADR	21,309	1,051,599
Novonesis Novozymes B, B Shares	3,529	220,285
Orsted AS(2)	20,968	446,594
Pandora AS	954	114,161
Ringkjoebing Landbobank AS	1,342	297,765
Rockwool AS, B Shares	3,724	125,889
Vestas Wind Systems AS	41,706	991,435
		5,658,565
Finland — 1.5%
Hiab OYJ, B Shares(1)	24,458	1,405,781
Huhtamaki OYJ	41,755	1,439,921
Kemira OYJ	46,390	1,036,751
Kesko OYJ, B Shares(1)	124,405	2,652,608
Kojamo OYJ(1)(2)	789	9,694
Kone OYJ, B Shares	8,477	576,861
Konecranes OYJ	262	26,890
Metso OYJ(1)	2,310	38,181
Neste OYJ	1,796	34,723
Nordea Bank Abp	90,082	1,594,161
Stora Enso OYJ, R Shares(1)	299,384	3,523,138
UPM-Kymmene OYJ(1)	73,668	2,011,175
Wartsila OYJ Abp	1,816	58,945
		14,408,829
France — 8.1%
Aeroports de Paris SA(1)	11,323	1,660,660
ArcelorMittal SA, NY Shares(1)	82,490	3,556,969
Ayvens SA	9,391	121,174
BioMerieux(1)	595	74,549
Bouygues SA	60	2,998
Carrefour SA	768	11,826
Cie de Saint-Gobain SA	51,733	5,163,312
Cie Generale des Etablissements Michelin SCA	125,972	4,123,293
Dassault Aviation SA	33	10,380
Eiffage SA	21,496	2,970,269
FDJ UNITED	120	3,382
Gaztransport Et Technigaz SA	11,643	2,327,460
Hermes International SCA	1,059	2,584,324
Ipsen SA	7,134	1,029,979
JCDecaux SE	23,549	420,337
Kering SA	12,965	4,415,110
LVMH Moet Hennessy Louis Vuitton SE	11,157	8,246,401
Nexans SA	14,051	2,038,159
Orange SA	295,988	4,879,082
Renault SA(1)	50,563	2,026,883
Safran SA	28,030	9,422,613
SEB SA(1)	93	5,270
TotalEnergies SE, ADR(1)	176,601	11,602,686
Valeo SE	21,284	269,760
Vallourec SACA	63,297	1,153,197
Verallia SA(1)	8,496	235,386
Vinci SA	62,043	8,804,633

VusionGroup	2,409	584,998
		77,745,090
Germany — 8.5%
adidas AG	188	35,017
Allianz SE	13,731	5,927,064
Aurubis AG	268	37,072
BASF SE	123,062	6,417,855
Bayer AG	144,570	5,114,696
Bayerische Motoren Werke AG	27,070	2,766,905
Bayerische Motoren Werke AG, Preference Shares	5,231	493,633
Bechtle AG	18,618	959,799
Beiersdorf AG	100	10,754
Commerzbank AG	12	471
Continental AG	31,451	2,341,246
Daimler Truck Holding AG	99,778	4,223,601
Deutsche Lufthansa AG	165,446	1,588,715
Deutsche Post AG	101,857	5,301,080
Deutsche Telekom AG	236,319	7,620,762
Dr. Ing hc F Porsche AG, Preference Shares	6,213	323,085
Evonik Industries AG	879	13,528
Fielmann Group AG	1,903	96,841
FUCHS SE, Preference Shares	16,456	751,026
Hannover Rueck SE	9,484	2,851,503
Heidelberg Materials AG	46	11,812
HUGO BOSS AG	7,428	330,140
Infineon Technologies AG	126,044	5,320,989
KION Group AG	22,101	1,656,431
Knorr-Bremse AG	13,094	1,388,969
Krones AG	3,184	481,795
Mercedes-Benz Group AG	11,583	782,199
MTU Aero Engines AG	7,654	3,131,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,395	6,551,121
Nordex SE(2)	31,013	929,920
Rational AG	195	145,777
RENK Group AG	1,525	89,402
RWE AG	130,770	6,641,854
Schaeffler AG	19,610	151,700
Schott Pharma AG & Co. KGaA	841	18,661
Talanx AG	14,201	1,845,299
thyssenkrupp AG	204,240	2,234,735
Tkms AG& Co. KGaA(2)	10,076	766,390
United Internet AG	20,455	614,089
Volkswagen AG	1,576	182,022
Volkswagen AG, Preference Shares	10,851	1,240,446
		81,390,096
Hong Kong — 1.8%
Bank of East Asia Ltd.	236,957	400,026
BOC Hong Kong Holdings Ltd.	314,000	1,515,933
CK Asset Holdings Ltd.	263,500	1,354,839
CK Hutchison Holdings Ltd.	243,500	1,717,729
DFI Retail Group Holdings Ltd.	67,500	232,415
Hang Lung Group Ltd.	35,000	70,348
Hang Lung Properties Ltd.	522,910	605,613
Hang Seng Bank Ltd.	300	5,874
Henderson Land Development Co. Ltd.	44,000	166,276

Hong Kong Exchanges & Clearing Ltd.	53,400	2,839,838
Hysan Development Co. Ltd.	33,000	75,176
Jardine Matheson Holdings Ltd.	200	13,135
Johnson Electric Holdings Ltd.	107,000	413,588
Kerry Properties Ltd.	81,000	219,303
Man Wah Holdings Ltd.	262,800	161,240
Mobvista, Inc.(2)	5,000	9,444
New World Development Co. Ltd.(2)	14,000	12,391
Pacific Basin Shipping Ltd.	38,000	12,713
Sands China Ltd.	154,400	422,111
Sino Land Co. Ltd.	13,075	17,562
SITC International Holdings Co. Ltd.	288,000	990,238
Sun Hung Kai Properties Ltd.	91,500	1,162,081
SUNeVision Holdings Ltd.(1)	8,000	5,308
Swire Properties Ltd.	8,000	21,991
Techtronic Industries Co. Ltd.	94,000	1,105,545
United Energy Group Ltd.(1)	1,056,000	67,130
United Laboratories International Holdings Ltd.(1)	284,000	466,759
WH Group Ltd.	1,398,000	1,464,030
Wharf Real Estate Investment Co. Ltd.	336,000	1,063,663
Xinyi Glass Holdings Ltd.(1)	448,305	494,678
Yue Yuen Industrial Holdings Ltd.	123,500	261,328
		17,368,305
Ireland — 0.4%
AIB Group PLC	118,958	1,224,007
Glanbia PLC	4,967	85,271
Kingspan Group PLC	231	19,830
Ryanair Holdings PLC	63,300	2,072,668
		3,401,776
Israel — 1.0%
Bank Hapoalim BM	66,672	1,443,183
Bank Leumi Le-Israel BM	92,977	1,949,846
Bezeq The Israeli Telecommunication Corp. Ltd.	330,903	650,962
Delek Group Ltd.	1,444	379,737
First International Bank Of Israel Ltd.	7,803	588,943
Harel Insurance Investments & Financial Services Ltd.	19,777	735,211
Israel Corp. Ltd.	87	24,055
Israel Discount Bank Ltd., A Shares	133,179	1,394,712
Menora Mivtachim Holdings Ltd.	1,506	167,135
Mizrahi Tefahot Bank Ltd.	13,402	938,814
Phoenix Financial Ltd.	33,023	1,329,679
		9,602,277
Italy — 3.9%
Banca Generali SpA	13,591	865,728
Banca Mediolanum SpA	64,825	1,389,061
BPER Banca SpA	331,371	3,993,267
Eni SpA, ADR	177,081	6,626,371
Fincantieri SpA(2)	44,118	874,492
FinecoBank Banca Fineco SpA	114,028	2,804,865
Intesa Sanpaolo SpA	885,973	5,747,299
Iveco Group NV	112,530	2,418,446
Saipem SpA(1)	563,306	1,535,476
Tenaris SA, ADR	162	6,516
UniCredit SpA	151,453	11,274,567
		37,536,088

Japan — 18.6%
Aeon Co. Ltd.	246,065	4,455,202
AGC, Inc.	39,300	1,359,888
Air Water, Inc.	40,200	566,975
Aisin Corp.	90,600	1,613,463
Amada Co. Ltd.	58,500	696,451
ANA Holdings, Inc.	28,100	530,191
Asahi Kasei Corp.	200,100	1,671,306
Astellas Pharma, Inc.	170,300	2,141,422
BIPROGY, Inc.	15,000	578,528
Blue Zones Holdings Co. Ltd.	2,200	120,998
Bridgestone Corp.	43,000	2,017,682
Brother Industries Ltd.	46,900	938,849
Calbee, Inc.	300	5,715
Canon Marketing Japan, Inc.	13,000	569,514
Central Japan Railway Co.	102,200	2,792,828
Coca-Cola Bottlers Japan Holdings, Inc.	23,400	432,321
Cosmo Energy Holdings Co. Ltd.	1,200	31,179
Credit Saison Co. Ltd.	27,800	699,965
Daicel Corp.	29,400	247,569
Daido Steel Co. Ltd.	9,300	94,201
Dai-ichi Life Holdings, Inc.	385,400	3,006,835
Denso Corp.(1)	16,200	213,306
Dexerials Corp.	7,600	145,439
DMG Mori Co. Ltd.	300	5,268
East Japan Railway Co.	118,100	3,052,944
Ebara Corp.	62,300	1,634,074
Electric Power Development Co. Ltd.	38,400	773,706
ENEOS Holdings, Inc.	406,000	2,675,662
EXEO Group, Inc.	30,900	486,088
Fukuoka Financial Group, Inc.	29,400	905,903
Furukawa Electric Co. Ltd.	18,200	1,162,976
GMO Payment Gateway, Inc.	300	19,309
Gunma Bank Ltd.	60,500	672,414
Hachijuni Bank Ltd.	69,800	748,871
Hakuhodo DY Holdings, Inc.	2,000	15,117
Haseko Corp.	1,400	26,782
Hitachi Construction Machinery Co. Ltd.	22,400	652,257
Hitachi Ltd.	45,800	1,458,543
Hokuhoku Financial Group, Inc.	1,000	28,472
Honda Motor Co. Ltd., ADR(1)	106,796	3,230,579
Horiba Ltd.	8,200	760,136
Idemitsu Kosan Co. Ltd.	3,500	25,931
IHI Corp.	170,800	3,047,852
Inpex Corp.	132,700	2,830,500
Internet Initiative Japan, Inc.	21,700	399,281
Isuzu Motors Ltd.	94,500	1,448,145
Iyogin Holdings, Inc.	38,400	631,843
J Front Retailing Co. Ltd.	64,400	929,260
Japan Airlines Co. Ltd.	28,900	539,000
Japan Airport Terminal Co. Ltd.	12,000	347,854
Japan Petroleum Exploration Co. Ltd.	1,000	9,131
Japan Post Holdings Co. Ltd.	3,200	31,446
JFE Holdings, Inc.(1)	115,100	1,412,067
JTEKT Corp.	39,900	434,182

JX Advanced Metals Corp.	99,800	1,068,864
Kandenko Co. Ltd.	23,400	741,703
Kawasaki Heavy Industries Ltd.	30,300	1,919,108
KDDI Corp.	236,000	4,060,177
Kintetsu Group Holdings Co. Ltd.	3,400	64,368
Kobe Steel Ltd.	62,500	781,800
Koito Manufacturing Co. Ltd.	200	2,910
Komatsu Ltd.	90,200	2,963,013
Kubota Corp.	92,000	1,327,851
Kuraray Co. Ltd.	63,100	621,278
Kurita Water Industries Ltd.	21,800	868,124
Kyushu Railway Co.	1,000	25,724
Lixil Corp.	55,100	652,501
Marui Group Co. Ltd.	33,300	676,498
Mazda Motor Corp.	121,800	881,207
Medipal Holdings Corp.	20,800	363,018
MEIJI Holdings Co. Ltd.	1,300	28,036
Mercari, Inc.(1)(2)	17,800	303,313
Minebea Mitsumi, Inc.	52,300	1,061,807
MISUMI Group, Inc.	11,200	162,132
Mitsubishi Chemical Group Corp.	202,800	1,145,565
Mitsubishi Gas Chemical Co., Inc.	28,900	499,665
Mitsubishi HC Capital, Inc.	162,800	1,302,668
Mitsubishi Heavy Industries Ltd.	6,600	167,173
Mitsubishi Motors Corp.(1)	127,600	304,453
Mitsui Chemicals, Inc.	41,900	1,057,117
Mitsui E&S Co. Ltd.	1,200	52,799
Mitsui Fudosan Co. Ltd.	231,300	2,716,740
Mitsui Kinzoku Co. Ltd.	16,900	1,933,528
Mizuho Financial Group, Inc., ADR(1)	342,380	2,430,898
Modec, Inc.(1)	15,000	1,509,414
MS&AD Insurance Group Holdings, Inc.	106,200	2,356,344
Nagase & Co. Ltd.	400	9,405
Nagoya Railroad Co. Ltd.	17,900	188,564
NGK Insulators Ltd.	49,800	982,073
NH Foods Ltd.	17,700	782,471
NHK Spring Co. Ltd.	43,400	709,582
Nichirei Corp.	29,600	369,008
Nifco, Inc.	10,100	310,841
NIPPON EXPRESS HOLDINGS, Inc.	52,000	1,102,925
Nippon Steel Corp.	524,200	2,115,356
Nippon Yusen KK	1,600	50,675
Nissan Chemical Corp.	22,300	754,076
Nissan Motor Co. Ltd.(1)(2)	315,100	768,204
Niterra Co. Ltd.	28,900	1,249,709
Nitto Denko Corp.	86,500	2,140,473
NOF Corp.	21,000	426,346
NOK Corp.	1,400	24,950
NTT, Inc.	2,033,700	2,026,792
Oji Holdings Corp.	152,000	800,279
Open House Group Co. Ltd.	14,900	875,705
ORIX Corp., ADR	86,396	2,362,931
Otsuka Corp.	1,700	33,619
PAL GROUP Holdings Co. Ltd.	21,800	304,078
Panasonic Holdings Corp.	218,500	2,734,360

Park24 Co. Ltd.	600	7,101
Persol Holdings Co. Ltd.	313,800	564,454
Resonac Holdings Corp.	29,900	1,251,059
Resorttrust, Inc.	15,300	190,538
Ricoh Co. Ltd.	50,600	453,973
Round One Corp.	10,000	64,979
Sankyo Co. Ltd.	25,800	446,481
Sankyu, Inc.	8,200	443,302
SBI Holdings, Inc.	93,400	1,969,512
SCREEN Holdings Co. Ltd.(1)	7,000	577,331
Seibu Holdings, Inc.	38,600	1,198,767
Seiko Epson Corp.	22,700	282,829
Seven Bank Ltd.	66,400	123,219
SG Holdings Co. Ltd.(1)	56,800	567,621
Sharp Corp.(2)	300	1,496
SKY Perfect JSAT Holdings, Inc.	1,000	12,397
Socionext, Inc.	42,300	604,744
SoftBank Group Corp.	48,900	5,259,727
Sony Financial Group, Inc., ADR(2)	69,994	328,272
Stanley Electric Co. Ltd.	16,700	326,950
Subaru Corp.	80,400	1,795,663
Sugi Holdings Co. Ltd.	19,400	457,828
SUMCO Corp.	2,500	19,782
Sumitomo Bakelite Co. Ltd.	16,800	548,274
Sumitomo Chemical Co. Ltd.	348,100	1,064,821
Sumitomo Electric Industries Ltd.	89,500	3,526,706
Sumitomo Forestry Co. Ltd.(1)	79,000	843,301
Sumitomo Mitsui Financial Group, Inc., ADR	251,251	4,577,793
Sumitomo Mitsui Trust Group, Inc.	70,400	2,045,230
Sumitomo Rubber Industries Ltd.	50,400	703,080
Suzuki Motor Corp.	199,000	3,112,030
Taiheiyo Cement Corp.	28,200	684,308
Taiyo Yuden Co. Ltd.	1,000	20,909
Takashimaya Co. Ltd.	49,500	533,051
TDK Corp.	193,800	3,181,049
Tobu Railway Co. Ltd.	2,700	45,411
Toho Holdings Co. Ltd.(1)	400	12,057
Tokio Marine Holdings, Inc.	149,800	5,310,545
Tokyo Century Corp.	34,100	431,539
Tokyo Metro Co. Ltd.(1)	13,400	137,794
Tokyu Fudosan Holdings Corp.	113,700	1,056,942
Tomy Co. Ltd.(1)	200	3,709
Toray Industries, Inc.	7,100	46,182
Tosoh Corp.	50,700	764,990
TOTO Ltd.	1,300	34,032
Toyo Seikan Group Holdings Ltd.	24,900	594,066
Toyo Tire Corp.	31,400	863,893
Toyoda Gosei Co. Ltd.(1)	10,200	233,337
Toyota Boshoku Corp.	18,800	291,729
Toyota Motor Corp., ADR(1)	52,659	10,630,272
Toyota Tsusho Corp.	58,400	1,892,898
Tsuruha Holdings, Inc.	28,865	511,965
Unicharm Corp.(1)	87,200	511,589
West Japan Railway Co.	65,000	1,293,549
Yamada Holdings Co. Ltd.	70,200	215,075

Yamaha Motor Co. Ltd.(1)	156,300	1,132,676
Yamazaki Baking Co. Ltd.(1)	13,700	287,308
Yaskawa Electric Corp.	1,000	25,899
Yokogawa Electric Corp.	33,900	1,084,266
Yokohama Rubber Co. Ltd.	29,000	1,151,231
Zensho Holdings Co. Ltd.	8,200	494,102
		177,343,271
Netherlands — 3.1%
ABN AMRO Bank NV, CVA	57,362	1,943,542
Adyen NV(2)	82	128,163
AerCap Holdings NV	20,187	2,705,058
Akzo Nobel NV	19,874	1,291,977
ASM International NV	2,908	1,608,643
ASML Holding NV, NY Shares	7,757	8,222,420
ASR Nederland NV(1)	21,862	1,476,080
Coca-Cola Europacific Partners PLC	621	56,939
Heineken NV	72	5,873
ING Groep NV, ADR	156,298	4,054,370
InPost SA(1)(2)	16,673	195,775
Koninklijke Ahold Delhaize NV	63,068	2,610,915
Koninklijke KPN NV(1)	520,305	2,383,764
Koninklijke Vopak NV(1)	621	28,126
NN Group NV	39,068	2,835,139
OCI NV(1)(2)	2,227	8,779
Wolters Kluwer NV(1)	233	24,713
		29,580,276
New Zealand — 0.1%
Air New Zealand Ltd.	50,725	17,324
Auckland International Airport Ltd.	80,891	371,484
Chorus Ltd.	22,363	117,422
Fletcher Building Ltd.(2)	167,446	322,169
Meridian Energy Ltd.	82,746	267,397
Spark New Zealand Ltd.	127,136	164,938
		1,260,734
Norway — 0.7%
Aker Solutions ASA	496	1,503
BW LPG Ltd.	17,496	222,280
DNB Bank ASA	2,145	57,358
DOF Group ASA	609	5,666
Equinor ASA, ADR	61,913	1,418,427
Frontline PLC	434	10,208
Kongsberg Gruppen ASA	16,231	384,560
Norsk Hydro ASA	131,326	941,279
Stolt-Nielsen Ltd.	298	10,025
Storebrand ASA	70,220	1,092,205
Subsea 7 SA	44,609	860,443
Vend Marketplaces ASA, B Shares	30	834
Wallenius Wilhelmsen ASA	26,101	235,731
Yara International ASA	27,773	1,014,439
		6,254,958
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,600,269	1,525,853
EDP Renovaveis SA(1)	31,332	417,495
Galp Energia SGPS SA	3,174	63,808
Jeronimo Martins SGPS SA	406	9,634

NOS SGPS SA	54	231
		2,017,021
Singapore — 1.4%
ComfortDelGro Corp. Ltd.	88,600	98,520
DBS Group Holdings Ltd.	144,950	6,071,736
Golden Agri-Resources Ltd.	37,500	7,980
Hafnia Ltd.	64,924	391,366
Keppel Ltd.	41,400	327,428
Olam Group Ltd.	8,000	5,841
Oversea-Chinese Banking Corp. Ltd.	42,300	604,308
Singapore Airlines Ltd.(1)	49,600	248,615
United Overseas Bank Ltd.	110,300	2,895,198
Wilmar International Ltd.	6,700	16,782
Yangzijiang Shipbuilding Holdings Ltd.	898,600	2,327,868
		12,995,642
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA, ADR	959,834	20,684,423
Banco de Sabadell SA	46,044	167,377
Ferrovial SE(1)	25,039	1,642,162
Industria de Diseno Textil SA(1)	47,622	2,671,846
International Consolidated Airlines Group SA	565,756	2,975,734
Repsol SA	591,939	10,968,249
Telefonica SA, ADR(1)	224,038	961,123
		40,070,914
Sweden — 2.0%
AAK AB(1)	1,092	30,756
Avanza Bank Holding AB	21,785	858,729
Axfood AB(1)	13,020	372,402
BioArctic AB(2)	1,529	49,407
Boliden AB(2)	36,603	1,756,422
Clas Ohlson AB, B Shares	174	6,728
Electrolux AB, B Shares(1)(2)	42,920	273,301
Elekta AB, B Shares(1)	1,732	10,660
Embracer Group AB(2)	27,003	262,592
Epiroc AB, A Shares	736	15,809
Epiroc AB, B Shares	1,112	21,436
Essity AB, B Shares	33,792	935,352
H & M Hennes & Mauritz AB, B Shares(1)	58,391	1,060,913
Husqvarna AB, B Shares	75,644	362,098
Loomis AB	14,895	600,405
Nordnet AB publ	28,057	806,024
Paradox Interactive AB	4,076	78,541
Peab AB, Class B	20,402	172,415
Sinch AB(1)(2)	10	31
SKF AB, B Shares	57,947	1,519,817
Spotify Technology SA(2)	8,137	4,873,005
SSAB AB, A Shares	4,912	35,357
SSAB AB, B Shares(1)	2,440	17,137
Svenska Handelsbanken AB, A Shares	1,098	15,248
Swedbank AB, A Shares	39,353	1,252,376
Telefonaktiebolaget LM Ericsson, ADR	210,751	2,023,210
Telia Co. AB	273,550	1,099,009
Trelleborg AB, B Shares(1)	66	2,773
Volvo AB, A Shares	224	6,735
Volvo AB, B Shares	76	2,280

Volvo Car AB, Class B(1)(2)	36,514	122,246
		18,643,214
Switzerland — 8.2%
Accelleron Industries AG	31,686	2,503,590
Baloise Holding AG	6,104	1,597,536
Banque Cantonale Vaudoise(1)	1,569	190,279
Barry Callebaut AG	32	51,383
DKSH Holding AG	5,800	405,735
EFG International AG(2)	5,280	121,210
Emmi AG(1)	128	115,610
Flughafen Zurich AG	5,600	1,671,951
Georg Fischer AG(1)	16,437	1,087,631
Helvetia Holding AG	7,888	2,046,886
Holcim AG(2)	80,595	7,560,621
Julius Baer Group Ltd.	33,447	2,386,351
Kuehne & Nagel International AG	6,460	1,297,158
Logitech International SA	492	55,320
Partners Group Holding AG	3,587	4,257,865
Roche Holding AG	47,199	18,082,089
Roche Holding AG, Bearer Shares	1,751	697,177
SFS Group AG	4,744	606,837
Siegfried Holding AG(2)	160	14,360
Sika AG	14,453	2,852,471
Swatch Group AG	376	15,551
Swiss Life Holding AG	4,034	4,424,551
Swiss Re AG	27,113	4,784,710
Swisscom AG	5,097	3,663,392
Swissquote Group Holding SA	16	9,893
UBS Group AG	193,679	7,476,009
Vontobel Holding AG	587	44,416
Zurich Insurance Group AG	13,833	9,945,991
		77,966,573
United Kingdom — 15.3%
3i Group PLC	217,778	9,106,386
Aberdeen Group PLC	247,575	678,268
Admiral Group PLC	83,517	3,503,838
Ashtead Group PLC	83,517	5,342,309
Beazley PLC	37,453	395,061
BP PLC, ADR	219,715	7,931,712
BT Group PLC	1,684,217	4,038,883
Burberry Group PLC(2)	62,164	940,021
Carnival PLC, ADR(2)	22,868	544,944
Diageo PLC, ADR(1)	50,436	4,620,442
easyJet PLC	153,284	1,012,930
Fresnillo PLC	46,551	1,623,180
Games Workshop Group PLC	7,271	1,869,683
Glencore PLC(2)	203,485	972,690
GSK PLC, ADR(1)	193,296	9,251,147
Hikma Pharmaceuticals PLC	240	4,940
Howden Joinery Group PLC	212,292	2,365,200
HSBC Holdings PLC, ADR(1)	188,203	13,392,525
J Sainsbury PLC	291,253	1,242,204
JD Sports Fashion PLC	802,996	822,360
JET2 PLC	39,640	738,272
Kingfisher PLC	396,290	1,604,800

Legal & General Group PLC	1,010,735	3,305,404
Lion Finance Group PLC	2,149	255,013
Marks & Spencer Group PLC	946,082	4,355,393
NatWest Group PLC, ADR	40,349	675,039
Next PLC	35,155	6,574,988
Reckitt Benckiser Group PLC	113,621	8,805,562
Rightmove PLC	268,668	1,951,770
Rolls-Royce Holdings PLC	813,347	11,479,790
Shell PLC, ADR	271,849	20,054,301
Softcat PLC	25,859	496,296
St. James's Place PLC	134,831	2,483,705
Standard Chartered PLC	271,003	6,002,620
Tesco PLC	952,832	5,682,351
Vodafone Group PLC, ADR	48,214	601,229
Whitbread PLC	34,716	1,144,006
Wise PLC, Class A(2)	39,029	456,715
		146,325,977
United States — 0.0%
Amrize Ltd.(1)(2)	804	41,397
Sunococorp LLC(1)(2)	85	4,485
		45,882
TOTAL COMMON STOCKS (Cost $787,275,893)		949,372,018
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	784,295	784,295
State Street Navigator Securities Lending Government Money Market Portfolio(3)	31,917,309	31,917,309
TOTAL SHORT-TERM INVESTMENTS (Cost $32,701,604)		32,701,604
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $819,977,497)		982,073,622
OTHER ASSETS AND LIABILITIES — (2.9)%		(27,928,319)
TOTAL NET ASSETS — 100.0%		$954,145,303

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.8%
Industrials	16.3%
Materials	14.5%
Energy	11.8%
Consumer Discretionary	10.5%
Consumer Staples	5.2%
Communication Services	5.0%
Health Care	4.4%
Information Technology	3.0%
Utilities	1.1%
Real Estate	0.9%
Short-Term Investments	3.4%
Other Assets and Liabilities	(2.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $64,317,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $67,487,919, which includes securities collateral of $35,570,610.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$10,139,775	$48,284,500	—
Denmark	1,713,070	3,945,495	—
France	15,159,655	62,585,435	—
Italy	6,632,887	30,903,201	—
Japan	23,560,745	153,782,526	—
Netherlands	15,038,787	14,541,489	—
Norway	1,428,635	4,826,323	—
Spain	21,645,546	18,425,368	—
Sweden	6,896,215	11,746,999	—
Switzerland	7,476,009	70,490,564	—
United Kingdom	57,071,339	89,254,638	—
United States	4,485	41,397	—
Other Countries	—	273,776,935	—
Short-Term Investments	32,701,604	—	—
	$199,468,752	$782,604,870	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.